Debt	12 Months Ended
Dec. 31, 2023
Debt [Abstract]
Debt [Text Block]

18Debt

Accounting policies
Debt

Debt is initially measured at fair value net of directly attributable transaction costs. Subsequently, debt is measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Debt is derecognized when the obligation under the liability is discharged, cancelled or has expired.

Lease liabilities

Lease liabilities are measured at the present value of the lease payments due over the lease term, generally discounted using the incremental borrowing rate. Lease liabilities are subsequently measured at amortized cost using the effective interest method. Lease liabilities are remeasured in case of modifications or reassessments of the lease.

Philips has a USD 2.5 billion Commercial Paper Program and a EUR 1 billion committed standby revolving credit facility that can be used for general group purposes, such as a backstop of its Commercial Paper Program. As of December 31, 2023, Philips did not have any loans outstanding under either facility. These facilities do not have a material adverse change clause, have no financial covenants and no credit-rating-related acceleration possibilities. Philips established a Euro Medium-Term Note (EMTN) program, a framework that facilitates the issuance of notes for a total amount up to EUR 10 billion. As of December 31, 2023, Philips has EUR 3.3 billion outstanding under this program of which EUR 500 million fixed rate notes were issued in August 2023 with a maturity date in 2031.

The provisions applicable to all USD-denominated corporate bonds issued by the company in March 2008 and March 2012 (due 2038 and 2042) contain a ‘Change of Control Triggering Event’. If the company would experience such an event with respect to a series of corporate bonds the company might be required to offer to purchase the bonds that are still outstanding at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any. Furthermore, the conditions applicable to the EUR-denominated corporate bonds issued since 2018 contain a similar provision (‘Change of Control Put Event’). Upon the occurrence of such an event, the company might be required to redeem or purchase any of such bonds at their principal amount together with interest accrued. Philips’ outstanding long-term debt do not contain financial covenants.

In 2023, Philips issued EUR 500 million of fixed rate notes under the company’s EMTN program that mature in 2031 and used the proceeds for general corporate purposes, including the repayment of EUR 500 million that was outstanding under the credit facility entered into in the fourth quarter of 2022. In 2023, Philips entered into a total amount of EUR 138 million forward contracts relating to the company’s long-term incentive plans. These forwards mature in the fourth quarters of 2024 (EUR 61m) and 2025 (EUR 77m). In addition, a total of EUR 125 million forward contracts relating to the long-term incentive and employee stock purchase plans and EUR 481 million of forwards related to the share buyback program announced in 2021 matured throughout 2023.

In 2022, Philips announced a series of Liability Management transactions to optimize its debt maturity profile. The transactions included the issuance of three series of Notes under its EMTN program for a total of EUR 2 billion with maturities in 2027, 2029 and 2033. Part of the proceeds were used to tender certain of Philips’ outstanding US Dollar denominated bonds due 2025 and 2026 and Euro-denominated bonds due 2023, 2024 and 2025, as well as make-whole and fully redeem the Euro-denominated bonds due 2023 and 2024 that were not purchased as part of the Euro tender offer. Philips issued Commercial Paper of EUR 200 million in September 2022 and EUR 101 million in October 2022. These tranches were repaid throughout the fourth quarter of 2022. In addition, in October 2022 Philips entered into a EUR 1 billion credit facility that could be used for general corporate purposes. The credit facility matured in October 2023 and had a 12-month extension option at Philips discretion. Per year-end 2022, EUR 500 million was utilized and outstanding under the credit facility. In 2022, Philips entered into a total amount of EUR 63 million forward contracts relating to the company’s long-term incentive and employee stock purchase plans. A total of EUR 57 million forward contracts relating to the long-term incentive and employee stock purchase plans and EUR 83 million of forwards related to the share buyback program announced in 2021 matured throughout 2022.

Long-term debt

The following tables present information about the long-term debt outstanding, its maturity and average interest rates in 2023 and 2022.

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	2023
	amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,325		1,325	240	1,085	13.3	6.3%
EUR bonds	4,569		4,569	2,335	2,234	5.1	2.0%
Forward contracts	396	321	76	76		0.8	1.4%
Lease liabilities	1,074	211	864	505	358	3.9	3.1%
Bank borrowings	203	1	201	201		1.2	4.2%
Other long-term debt	-	-	-	-	-	7.4	1.2%
Long-term debt	7,568	532	7,035	3,357	3,678	6.0	2.9%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	2022
	amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,378		1,378	250	1,128	14.3	6.3%
EUR bonds	4,061		4,061	1,836	2,225	5.7	1.7%
Forward contracts	858	606	252	252		1.0
Lease liabilities	1,082	230	852	504	348	3.9	2.4%
Bank borrowings	705	2	702	702		1.9	1.7%
Other long-term debt	28	4	24	17	6	8.9	2.9%
Long-term debt	8,111	842	7,270	3,562	3,706	6.1	2.4%
Bonds

The following table presents the amount outstanding and effective rate of bonds.

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

	effective rate	2022	2023
Unsecured EUR Bonds
Due 30/03/2025; 1 3/8%	1.509%	346	346
Due 22/05/2026; 1/2%	0.608%	750	750
Due 05/05/2027; 1 7/8%	2.049%	750	750
Due 02/05/2028; 1 3/8%	1.523%	500	500
Due 05/11/2029; 2 1/8%	2.441%	650	650
Due 30/03/2030; 2%	2.128%	500	500
Due 08/09/2031; 4 2/8%	4.330%		500
Due 05/05/2033; 2 5/8%	2.710%	600	600
Unsecured USD Bonds
Due 15/05/2025; 7 3/4%	7.429%	51	49
Due 15/05/2025; 7 1/8%	6.794%	78	75
Due 01/06/2026; 7 1/5%	6.885%	119	114
Due 03/11/2038; 6 7/8%	7.210%	683	657
Due 15/03/2042; 5%	5.273%	470	452
Adjustments1)		(57)	(47)
Unsecured Bonds		5,439	5,894
1)Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.
Leases

The following table presents a reconciliation between the total of future minimum lease payments and their present value.

Philips Group

Lease liabilities

in millions of EUR

	2022			2023
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	251	21	230	239	28	211
Between one and five years	554	49	505	572	67	505
More than five years	376	28	348	388	30	358
Lease liabilities	1,180	98	1,082	1,200	125	1,074

Short-term debt

Philips Group

Short-term debt

in millions of EUR

	2022	2023
Short-term bank borrowings	89	122
Current portion of long-term debt	842	532
Short-term debt	931	654

During 2023, the weighted average interest rate on the bank borrowings was 8.6% (2022: 5.7%). This increase was mainly driven by higher interest rate environments across various countries globally.